Related Party Transactions and Balances (Details) - Schedule of due to related parties - USD ($)	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	$ 1,349,180		$ 7,346,021		$ 166,332
Guangzhou Chengji [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	1,347,011	[2]	1,878,511	[2],[3]	164,897	[3]
Yunfeihu [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties		[4]	4,235,680	[4],[5]		[5]
Guangdong TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties		[4]	612,313	[4],[5]		[5]
Shenzhen Meifu [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties		[4]	317,637	[4],[5]		[5]
Beijing TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	93	[4]	300,992	[4],[5]		[5]
Other related parties [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	$ 2,076		$ 888

[1]	The balance due from related parties as of December 31, 2019 have been reclassified to conform to the consolidated balance sheets as of December 31, 2020, primarily for the effects of discontinued operations.
[2]	The balance due to Guangzhou Chengji represents loan principal and interest due to the related parties. As of June 30, 2021 and December 31 2020, the Company borrowed loans of $1,199,163 and $1,768,287, respectively, from Guangzhou Chengji. The loans bear annual interest rate of 6% and maturity date of January 11, 2023. For the three months ended June 30, 2021 and 2020, the Company accrued interest expenses of $17,256 and $39,659, respectively. For the six months ended June 30, 2021 and 2020, the Company accrued interest expense of $34,512 and $71,929, respectively.
[3]	The balance due to Guangzhou Chengji represents loan principal and interest due to the related parties. For the year ended December 31, 2020 and 2019, the Company borrowed loans of $1,461,030 and $166,309, respectively, from Guangzhou Chengji. The loans bear annual interest rate of 8% and maturity date of December 4, 2020. For the years ended December 31, 2020 and 2019, the Company accrued interest expenses of $104,522 and $nil, respectively.
[4]	The balance due to Yunfeihu, Guangdong TD, Shenzhen Meifu and Beijing TD represents the advance from these four related parties for supply chain management services.
[5]	The balance due to Yunfeihu, Guangdong TD, Shenzhen Meifu and Beijing TD represents the advance from these four related parties for supply chain management services.